Apr. 30, 2025
Aegis Value Fund
Summary Section
The Fund’s Investment Objective
The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aegis Value Fund Class I USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aegis Value Fund Class I
Management Fees	1.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.45%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay commissions and/or other forms of compensation to a broker on your purchases and sales of Class I shares of the Fund, which are not reflected in this table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aegis Value Fund | Class I | USD ($)	148	459	792	1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating

Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in common stocks that the Advisor believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a “deep value” investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies. The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. From time to time, the Fund may have significant amounts invested in securities of companies in the same economic sector. As of December 31, 2024, 49.6% and 32.2% of the Fund’s total investments were invested in the Materials and Energy sectors, respectively.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Fund
Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1-year, 5-years and 10-years compare with those of a broad measure of market performance and a secondary benchmark that more closely reflects the types of securities in which the Fund invests.

The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 1-800-528-3780.

Annual Total Returns for the Year Ended December 31 – Class I*

  During the period shown on the bar chart, the Fund’s best and worst quarters were as follows:
Highest Quarterly Return	47.20%	(2nd Quarter 2020)
Lowest Quarterly Return	-38.70%	(1st Quarter 2020)

Average Annual Total Returns for the Period Ended December 31, 2024
Average Annual Total Returns - Aegis Value Fund		1 Year	5 Years	10 Years
Class I		9.43%	17.46%	13.51%
Class I | After Taxes on Distributions		7.70%	16.60%	12.81%
Class I | After Taxes on Distributions and Sales		7.19%	14.09%	11.18%
S&P 500 Total Return Index (index reflects no deduction for fees, expenses, or taxes)	[1]	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Value Index (index reflects no deduction for fees, expenses, or taxes)	[1]	5.55%	11.34%	7.32%
[1]	Effective December 31, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Total Return Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the S&P SmallCap 600 Pure Value Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions.

Aegis Value Fund | Equity Investment Risk
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Equity Investment Risk. To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.

In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, including global health crises, tariffs and trading disruptions, natural disasters and regional and global conflicts, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Aegis Value Fund | Value Oriented Investment Strategies Risk
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Risks of Value-Oriented Investment Strategies. The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.

Aegis Value Fund | Investing in Small- and Mid-Capitalization Companies Risk
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Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these small- and mid-capitalization securities have been more volatile in price than larger company securities, especially in the shorter term. Small- and mid-capitalization companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

Aegis Value Fund | Investing in Foreign Securities Risk
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Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. dollars, the Fund will be subject to special risks. These risks will include greater volatility, investments that are more difficult to trade or dispose of than similar U.S. securities, and adverse political or economic developments resulting from sanctions, tariffs, trade wars, global or regional conflicts and political, international or military crises. The value of the Fund’s investments in securities of foreign issuers, measured in U.S. dollars, will increase or decrease as a result of changes in currency exchange rates.

Aegis Value Fund | Investing in a Managed Fund Risk
●	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

Aegis Value Fund | Investing in a Particular Sector Risk
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Risks of Investing in a Particular Sector. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such businesses comprised a lesser portion of the Fund’s portfolio.

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Energy Risk. Energy companies may be negatively affected by natural disasters, the high investment costs of exploration and other long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, commodity prices, government regulations, and conservation efforts, among other factors.

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Materials Risk. The Materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition. The prices of the securities of companies operating in the Materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Aegis Value Fund | Cash Position Risk
●	Cash Position Risk. To the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet objective may be limited.

Aegis Value Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Aegis Value Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.